Restricted Net Assets (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Restricted Net Assets [Abstract]
Appropriations	¥ 35,075	¥ 18,183	¥ 8,656
Accumulated reserves	68,283	¥ 33,208	¥ 15,025
Net assets not available for dividends	¥ 1,302,336